Prepayments for Land Use Right - Summary of Prepayments for Land Use Right (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Carrying amount at January 1	¥ 1,717	¥ 2,064
Recognized during the year	(330)	(347)
Carrying amount at December 31	¥ 1,387	¥ 1,717